Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash and cash equivalents		$ 0		$ 0		$ 0	$ 0
Offering Cost							958,202
Shareholders deficit							15,428,121
Allocated to the warrants and expense							710,081
Unrecognized tax benefits		0		0		0	0
Unrecognized tax benefits accrued for interest and penalties		0		$ 0		0	$ 0
Anti-dilutive securities attributable to warrants (in shares)				27,840,000			27,840,000
Accretion of carrying value to redemption value				$ 255,875,758		33,092,121	$ 3,986,568
Payments to Acquire Restricted Investments				695,173	$ 0
Initial Public Offering [Member]
Offering Cost	$ 16,138,202
Shareholders deficit	15,428,121
Allocated to the warrants and expense	$ 710,081
Additional Paid-in Capital [Member]
Accretion of carrying value to redemption value						1,290,608
Accumulated Deficit [Member]
Accretion of carrying value to redemption value		712,810	$ 368,774	2,001,043	$ 389,082	31,801,513	3,986,568
Class A common stock [Member] | Initial Public Offering [Member]
Unrecognized tax benefits		$ 0		$ 0		$ 0	$ 0